UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2006 through February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)

Undiscovered

Managers

Funds

Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
JPMorgan Realty Income Fund
Undiscovered Managers Small Cap Growth Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
Undiscovered Managers Behavioral Growth Fund	2
Undiscovered Managers Behavioral Value Fund	4
JPMorgan Realty Income Fund	6
Undiscovered Managers Small Cap Growth Fund	8
Schedules of Portfolio Investments	10
Financial Statements	20
Financial Highlights	30
Notes to Financial Statements	42
Trustees	48
Officers	50
Schedule of Shareholder Expenses	52

HIGHLIGHTS

•	Despite a weakened U.S. economy, equity markets delivered a standout performance

•	Fed held short-term interest rates steady at 5.25%

•	Economy affected by a cooling housing market and continued high oil prices

•	The market gave back some of its gains in late February

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to a Fund’s prospectus for a discussion of a Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 9, 2007 (Unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Undiscovered Managers Funds. Inside, you’ll find information detailing the performance of the Funds for the six months ended February 28, 2007, along with reports from the portfolio managers.

“While the economy was fairly lackluster during the reporting period, the equity markets were able to deliver a standout performance.”

The U.S. economy weakened during the six-month reporting period. The slowdown began in the second quarter of 2006, as gross domestic product (GDP) growth was only 2.6%, compared with 5.6% during the previous three months. The economy weakened even further in the third quarter, with GDP growth of 2.0%. While the U.S. Department of Commerce advance estimate for fourth-quarter GDP was a solid 3.5%, this was subsequently revised downward to 2.2%. The economy’s deceleration was largely attributed to the cooling housing market, continued high oil prices and lagging impact of 17 short-term interest rate hikes by the Federal Reserve (Fed).

With the economy losing steam, the Fed held short-term interest rates steady at 5.25% during all four of its meetings in the reporting period. Given mixed economic and inflationary data in recent months, many financial experts believe that the Fed could continue to keep rates on hold for the time being. In the statement that was released in conjunction with its January 2007 meeting, the Fed noted, “Recent indicators have suggested somewhat firmer economic growth, and some tentative signs of stabilization have appeared in the housing market. Readings on core inflation have improved modestly in recent months, and inflation pressures seem likely to moderate over time.”

Stocks Generate Strong Results

While the economy was fairly lackluster during the reporting period, the equity markets were able to deliver a standout performance. The overall stock market, as measured by the S&P 500 Index, returned 8.93% during the period. The rally that began in the second half of 2006 continued for most of the reporting period. However, the market did give back some of its gains in late February, which was triggered by an 8.8% decline in China’s stock market on February 27, its worst one-day performance in 10 years. This weakness quickly spread to the U.S. market. The Dow Jones Industrial Average fell more than 400 points on that day, its steepest decline since the markets reopened after September 11, 2001.

Looking more closely at the market over this period, mid-cap stocks outperformed their small- and large-cap counterparts, with the Russell Midcap, Russell 2000 and Russell 1000 Indexes returning 13.50%, 10.76% and 9.68%, respectively. These returns indicate the breadth of the market’s strength over the six-month period.

Outlook

While there was a fair amount of optimism regarding the stock market when the year began, some of that luster wore off when prices fell at the end of February. There are two views about the direction of the stock market as the year progresses. Should the Fed orchestrate an economic “soft landing,” with growth strong enough to generate solid corporate profits and modest inflation, the stock market could regain its footing. However, should inflation flare up, the Fed may choose to raise rates again and potentially choke off the economic expansion. There are a number of wild cards in both of these scenarios, including the unsettled geopolitical environment and volatility in the markets overseas.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   1

Undiscovered Managers Behavioral Growth Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS
Fund Inception	December 31, 1997
Fiscal Year-End	August 31
Net Assets as of 2/28/07 (In Thousands)	$116,765
Primary Benchmark	Russell 2500 Growth Index

Q:	HOW DID THE FUND PERFORM?

A:	The Undiscovered Managers Behavioral Growth Fund, which seeks to provide growth of capital by investing primarily in common stocks of U.S. companies that the Fund’s subadviser believes have growth characteristics, returned 16.02% (Institutional Class Shares) for the six-month period ended February 28, 2007, compared to the 13.22% return for the Russell 2500TM Growth Index over the same period.*

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark in the period primarily due to stock selection in the healthcare and consumer staples sectors.

Top contributors to performance included priceline.com, Incorporated, a web-based travel services company, and NBTY Inc., a maker and distributor of nutritional supplements. Shares of both companies benefited from positive earnings reports.

Sectors that hindered performance in the period were materials and industrials. At the stock level, detractors included RealNetworks Inc., a digital media company that missed earnings estimates, and Netflix Inc., a subscription-based movie rental company, which reported weaker fourth-quarter profits on competitive pressures in the DVD rental space.

Q:	HOW WAS THE FUND MANAGED?

A:	In managing the Fund, we (the Fund’s sub-advisor) seek stocks that we believe are mispriced based on behavioral biases rather than the more typical mispricings (price-to-expense ratio, price-to-book ratio or growth rates) used by other investment managers.

The resulting portfolio differs from the typical small- to mid-cap growth fund and produces, on average, a low correlation to the benchmark. In the past six months, we bought shares of a number of new companies where we believed mispricing was occurring due to behavioral biases. The coming quarters will determine whether these stocks will outperform. Over a full market cycle, we expect that the Fund’s performance will be driven by security selection, as the impact on performance from the consistent sector tilts will likely neutralize over time.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO**

1.	priceline.com, Inc.	3.8%
2.	Intuitive Surgical, Inc.	3.7
3.	NVIDIA Corp.	3.3
4.	THQ, Inc.	2.8
5.	NBTY, Inc.	2.8
6.	WellCare Health Plans, Inc.	2.7
7.	OfficeMax, Inc.	2.7
8.	ValueClick, Inc.	2.6
9.	Leap Wireless International, Inc.	2.5
10.	Brocade Communications Systems, Inc.	2.5

PORTFOLIO COMPOSITION**

Information Technology	35.9%
Health Care	24.9
Consumer Discretionary	24.1
Consumer Staples	5.3
Telecommunication Services	4.4
Industrials	4.2
Energy	1.6
Short-Term Investment	0.3

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	Percentages indicated are based on net assets as of February 28, 2007. The Fund’s composition is subject to change.

2   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	6/4/04
Without Sales Charge		3.38%	10.85%	6.64%
With Sales Charge*		(2.07)	9.66	5.97
CLASS B SHARES	6/4/04
Without CDSC		2.93	10.55	6.48
With CDSC**		(2.07)	10.28	6.48
CLASS C SHARES	6/4/04
Without CDSC		2.93	10.55	6.48
With CDSC***		1.93	10.55	6.48
INSTITUTIONAL CLASS SHARES	12/31/97	3.76	11.23	8.45
INVESTOR CLASS SHARES	7/31/98	3.42	10.86	6.65

*	Sales Charge for Class A Shares is 5.25%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/31/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 12/31/97.

Historical performance shown for Class A, Class B and Class C Shares prior to their inception date is based on the performance of Investor Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Investor Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Behavioral Growth Fund, the Russell 2500 Growth Index and the Lipper Small-Cap Growth Funds Index from December 31, 1997 to February 28, 2007.

The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Russell 2500 Growth Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Small-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell 2500 Growth Index is an unmanaged, capitalization weighted price only index, which is comprised of 2500 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Lipper Small-Cap Growth Funds Index represents the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   3

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS
Fund Inception	December 28, 1998
Fiscal Year-End	August 31
Net Assets as of 2/28/07 (In Thousands)	$175,393
Primary Benchmark	Russell 2000 Value Index

Q:	HOW DID THE FUND PERFORM?

A:	The Undiscovered Managers Behavioral Value Fund, which seeks to provide capital appreciation by investing primarily in common stocks of U.S. companies that the Fund’s subadviser believes have value characteristics, returned 15.22% (Institutional Class Shares) for the six months ended February 28, 2007, compared to the 10.37% return for the Russell 2000® Value Index over the same period.*

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark in the period, largely as a result of stock selection. Performance also benefited from being overweight in the consumer discretionary sector and underweight in the financial sector.

Notable contributors to performance were in the healthcare sector, and included InterMune Inc., a biopharmaceutical company, whose stock reacted to positive news on clinical trial results. The market also responded positively to Chattem Inc., a manufacturer of branded over-the-counter healthcare products, due to the company’s recent acquisition of a former Johnson & Johnson division.

Detractors in the information technology sector included SigmaTel Inc., the semiconductor company, which suffered losses to competition in China. We have subsequently sold this portfolio position. A detractor in the consumer staples sector was Chiquita Brands International Inc., the global producer and distributor of fruit and vegetables, which experienced deteriorating margins primarily due to European Union tariffs.

Q:	HOW WAS THE FUND MANAGED?

A:	The Fund is managed with a bottom-up approach to selecting stocks that meet our (the Fund’s sub-advisor’s) investment philosophy criteria. As such, the Fund will be over- or underweight in certain sectors compared to the benchmark. In the past six months, we bought shares of a number of new companies where we believed mispricing was occurring due to behavioral biases. The coming quarters will determine whether these stocks will outperform. Over a full market cycle, we expect that the Fund’s performance will be driven by security selection, as the impact on performance from the consistent sector tilts will likely neutralize over time.

To capitalize on overreaction, we seek to identify situations where the market reacts excessively to new information that is both negative and temporary. As a result, the market’s expectations regarding the company’s future prospects are biased downward, resulting in an underpriced stock that should subsequently provide above-normal returns.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO**

1.	Health Net, Inc.	2.4%
2.	Ohio Casualty Corp.	1.8
3.	Convergys Corp.	1.7
4.	Spartech Corp.	1.6
5.	Catalina Marketing Corp.	1.6
6.	Allegheny Energy, Inc.	1.6
7.	CEC Entertainment, Inc.	1.5
8.	McCormick & Co., Inc.	1.4
9.	Chemed Corp.	1.4
10.	ADTRAN, Inc.	1.4

PORTFOLIO COMPOSITION**

Consumer Discretionary	26.1%
Information Technology	23.4
Financials	15.6
Health Care	9.6
Energy	5.4
Consumer Staples	5.3
Materials	3.8
Industrials	3.4
Utilities	3.0
Short-Term Investment	4.1

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	Percentages indicated are based on net assets as of February 28, 2007. The Fund’s composition is subject to change.

4   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	6/4/04
Without Sales Charge		12.69%	16.62%	17.46%
With Sales Charge*		6.76	15.37	16.69
CLASS B SHARES	6/4/04
Without CDSC		12.12	16.31	17.26
With CDSC**		7.12	16.09	17.26
CLASS C SHARES	6/4/04
Without CDSC		12.12	16.30	17.26
With CDSC***		11.12	16.30	17.26
INSTITUTIONAL CLASS SHARES	12/28/98	12.93	16.76	17.54

*	Sales Charge for Class A Shares is 5.25%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/28/98 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 12/28/98.

Historical performance shown for Class A, Class B and Class C Shares prior to their inception date is based on the performance of Institutional Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 2000 Value Index and the Lipper Small-Cap Core Funds Index from December 28, 1998 to February 28, 2007.

The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Russell 2000 Value Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Small-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Core Funds Index represents the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   5

JPMorgan Realty Income Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS
Fund Inception	January 1, 1998
Fiscal Year-End	August 31
Net Assets as of 2/28/07 (In Thousands)	$176,650
Primary Benchmark	MSCI US REIT Index

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Realty Income Fund, which seeks to provide high total investment return through a combination of capital appreciation and current income by investing substantially all of its assets in equity securities of real estate investment trusts (REITs), returned 17.41% (Institutional Class Shares) for the six months ended February 28, 2007, compared to the 18.12% return for the MSCI US REIT Index over the same period.*

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to stock selection in the retail sector. One of the top detractors included our overweight position in Pennsylvania Real Estate Investment Trust (PREIT), a regional mall REIT. The company’s price fell after reporting a decline in third-quarter net income due to substantial redevelopment activity in its property portfolio. Another drag on performance was our underweight position in Equity Office Properties Trust, an office building owner and manager. Its stock significantly outperformed the market when Vornado Realty and Blackstone Group entered into a bidding war for the company. In February, Equity Office Properties Trust shareholders accepted Blackstone’s $39 billion offer, the largest private-equity acquisition in history.

Stock selection in the residential sector positively affected returns. The Fund benefited from our overweight position in Equity LifeStyle Properties Inc., a manufactured housing and residential community REIT. Company shares rose on its announcement that 2007 results would beat expectations as previous acquisitions begin to contribute to earnings. Our overweight position in Apartment Investment and Management Company (AIMCO), a large apartment properties owner and manager, also positively affected results. Shares rallied after the company raised fiscal-year guidance based on rebounding property operations, boosted by a continuous rising market. AIMCO began to realize the benefits of earlier capital investments as well as the expense synergies of maintaining a fully leased portfolio.

Q:	HOW WAS THE FUND MANAGED?

A:	The Fund seeks to achieve consistent long-term returns (appreciation and income) that exceed the total return of its benchmark by investing in a diversified portfolio composed primarily of equity REITs. We draw upon our network of REIT specialists, global economists, equity and fixed-income research analysts and real estate investors to develop a sustainable information advantage. We project long-term cash flow for each company and value REITs using a proprietary dividend discount model. Stock selection, not sector bets, is the primary driver of performance.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO**

1.	Simon Property Group, Inc.	9.0%
2.	ProLogis	7.6
3.	Vornado Realty Trust	7.3
4.	Archstone-Smith Trust	6.1
5.	Boston Properties, Inc.	4.9
6.	Post Properties, Inc.	4.5
7.	CBL & Associates Properties, Inc.	3.7
8.	Host Hotels & Resorts, Inc.	3.6
9.	Hospitality Properties Trust	3.4
10.	SL Green Realty Corp.	3.4

PORTFOLIO COMPOSITION**

Multifamily	19.7%
Hotels	15.0
Regional Malls	13.2
Office	11.6
Diversified	10.9
Industrial	10.8
Shopping Centers	9.4
Wireless Telecommunication Services	3.1
Manufactured Homes	1.8
Real Estate Management & Development	0.6
Storage	0.6
Health Care	0.4
Short-Term Investment	5.3

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	Percentages indicated are based on net assets as of February 28, 2007. The Fund’s composition is subject to change.

6   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	6/4/04
Without Sales Charge		29.90%	24.95%	16.41%
With Sales Charge*		23.09	23.61	15.72
CLASS B SHARES	6/4/04
Without CDSC		29.23	24.61	16.23
With CDSC**		24.23	24.45	16.23
CLASS C SHARES	6/4/04
Without CDSC		29.22	24.61	16.23
With CDSC***		28.22	24.61	16.23
R CLASS SHARES	5/15/06	30.48	25.24	16.55
INSTITUTIONAL CLASS SHARES	1/1/98	30.35	25.21	16.54

*	Sales Charge for Class A Shares is 5.25%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (1/1/98 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 1/1/98.

Historical performance shown for Class A, Class B and Class C Shares prior to their inception date is based on the performance of Institutional Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Institutional Class Shares.

Returns for the R Class Shares prior to its inception are calculated using the historical expenses of the Institutional Class Shares, which are different than the expenses of the R Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Realty Income Fund, the MSCI US REIT Index and the Lipper Real Estate Funds Index from January 1, 1998 to February 28, 2007.

The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the MSCI US REIT Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Real Estate Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The MSCI US REIT Index is a capitalization-weighted benchmark index of the most actively traded Real Estate Investment Trusts (REITs), designed to measure real estate equity performance. The Lipper Real Estate Funds Index represents the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper, Inc. Investors cannot invest directly in an Index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   7

Undiscovered Managers Small Cap Growth Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS
Fund Inception	October 2, 2000
Fiscal Year-End	August 31
Net Assets as of 2/28/07 (In Thousands)	$276,328
Primary Benchmark	Russell 2000 Growth Index

Q:	HOW DID THE FUND PERFORM?

A:	The Undiscovered Managers Small Cap Growth Fund, which seeks to provide long-term capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of $2.5 billion or less that the Fund’s subadviser believes possess superior growth characteristics, returned 10.29% (Institutional Class Shares) for the six months ended February 28, 2007, compared to the 11.19% return for the Russell 2000® Growth Index over the same period.*

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to stock selection in the materials and processing, technology and financial services sectors. Some detractors to performance included Telik Inc., a biopharmaceutical company, which suffered on poor late-stage trial results for its oncology drug Telcyta. Lattice Semiconductor Corporation, provider of programmable logic devices, also detracted from results in the period. Lattice suffered as the industry experienced weakening in the fourth quarter of 2006. Symyx Technologies Inc., a research provider to the chemical, energy, biopharmaceutical and consumer products industries, also detracted as growth slowed in the second half of 2006.

On the positive side, stock selection in the producer durables, energy and healthcare sectors contributed to returns. Crocs Inc., a footwear manufacturer, aided returns as the company’s earnings grew ahead of expectations during the period. Also, Polycom Inc., a maker of videoconferencing devices, continued to dominate the industry on better-than-expected earnings. Another contributor to performance was Red Hat Inc., a technology provider, which exceeded revenue and earnings expectations during the period.

Q:	HOW WAS THE FUND MANAGED?

A:	Our investment strategy and discipline is focused on companies that have potential to increase revenue, earnings and cash flow by achieving strong unit growth. Although we (the Fund’s sub-advisor) invest in companies with those characteristics across all sectors, our sector weights reflect areas that we believe have the most attractive growth companies with the best sustainable business models. We use our proprietary price performance model in an effort to identify and track companies that look to be in the best position to gain over the next three years. We anticipate that an emphasis on high-growth companies that continue to successfully execute their business plans should reward the Fund accordingly as investors begin to focus their attention on company fundamentals.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO**

1.	Red Hat, Inc.	3.9%
2.	Crocs, Inc.	3.1
3.	Cephalon, Inc.	3.1
4.	Medarex, Inc.	3.0
5.	Quiksilver, Inc.	2.8
6.	RF Micro Devices, Inc.	2.7
7.	Polycom, Inc.	2.7
8.	Brooks Automation, Inc.	2.4
9.	Cubist Pharmaceuticals, Inc.	2.2
10.	Lattice Semiconductor Corp.	2.2

PORTFOLIO COMPOSITION**

Information Technology	42.1%
Health Care	20.1
Financials	13.0
Consumer Discretionary	12.7
Energy	5.5
Industrials	4.0
Materials	1.3
Consumer Staples	0.4
Short-Term Investments	1.0

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	Percentages indicated are based on net assets as of February 28, 2007. The Fund’s composition is subject to change.

8   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	6/4/04
Without Sales Charge		(2.05)%	7.26%	(1.02)%
With Sales Charge*		(7.16)	6.10	(1.84)
INSTITUTIONAL CLASS SHARES	10/2/00	(1.67)	7.49	(0.85)

*	Sales Charge for Class A Shares is 5.25%.

LIFE OF FUND PERFORMANCE (10/2/00 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 10/2/00.

Historical performance shown for Class A Shares prior to the inception date is based on the performance of Institutional Class Shares. The actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Small Cap Growth Fund, the Russell 2000 Growth Index and the Lipper Small-Cap Growth Funds Index from October 2, 2000 to February 28, 2007.

The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund’s inception. The performance of the Russell 2000 Growth Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Small-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Lipper Small-Cap Growth Funds Index represents the total returns of certain mutual funds within the Fund’s designated indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   9

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 100.4%
	Common Stocks — 100.4%
	Aerospace & Defense — 2.0%
45	Ceradyne, Inc. (a)	2,338
	Biotechnology — 1.5%
104	Alkermes, Inc. (a)	1,712
	Communications Equipment — 1.9%
82	NETGEAR, Inc. (a)	2,211
	Computers & Peripherals — 2.5%
323	Brocade Communications Systems, Inc. (a)	2,908
	Diversified Telecommunication Services — 1.9%
69	NeuStar, Inc., Class A (a)	2,208
	Electrical Equipment — 2.2%
50	Thomas & Betts Corp. (a)	2,556
	Energy Equipment & Services — 1.6%
30	GulfMark Offshore, Inc. (a)	1,183
16	Oceaneering International, Inc. (a)	619
		1,802
	Health Care Equipment & Supplies — 10.4%
116	American Medical Systems Holdings, Inc. (a)	2,359
64	Dade Behring Holdings, Inc.	2,621
59	Gen-Probe, Inc. (a)	2,824
39	Intuitive Surgical, Inc. (a)	4,333
		12,137
	Health Care Providers & Services — 6.1%
73	AMERIGROUP Corp. (a)	2,398
37	LCA-Vision, Inc.	1,613
38	WellCare Health Plans, Inc. (a)	3,137
		7,148
	Hotels, Restaurants & Leisure — 2.2%
37	Jack in the Box, Inc. (a)	2,501
	Household Products — 2.5%
60	Church & Dwight Co., Inc.	2,863
	Internet & Catalog Retail — 5.4%
79	Netflix, Inc. (a)	1,784
85	priceline.com, Inc. (a)	4,476
		6,260
	Internet Software & Services — 4.7%
99	aQuantive, Inc. (a)	2,496
113	ValueClick, Inc. (a)	3,005
		5,501
	Life Sciences Tools & Services — 3.5%
87	Affymetrix, Inc. (a)	2,233
34	Varian, Inc. (a)	1,873
		4,106
	Personal Products — 2.8%
68	NBTY, Inc. (a)	3,286
	Pharmaceuticals — 3.4%
82	Alpharma, Inc., Class A	2,154
69	Medicines Co. (The) (a)	1,853
		4,007
	Semiconductors & Semiconductor Equipment — 15.8%
102	Atheros Communications, Inc. (a)	2,570
126	Brooks Automation, Inc. (a)	1,962
72	FEI Co. (a)	2,345
41	Hittite Microwave Corp. (a)	1,707
123	NVIDIA Corp. (a)	3,825
243	ON Semiconductor Corp. (a)	2,385
188	RF Micro Devices, Inc. (a)	1,497
77	SiRF Technology Holdings, Inc. (a)	2,199
		18,490
	Software — 11.0%
57	Hyperion Solutions Corp. (a)	2,451
23	MicroStrategy, Inc., Class A (a)	2,887
133	Nuance Communications, Inc. (a)	1,868
103	THQ, Inc. (a)	3,316
260	TIBCO Software, Inc. (a)	2,357
		12,879
	Specialty Retail — 11.5%
93	Dress Barn, Inc. (a)	1,963
42	DSW, Inc., Class A (a)	1,682
34	Guess?, Inc.	2,770
38	J. Crew Group, Inc. (a)	1,352
58	Men’s Wearhouse, Inc.	2,564
60	OfficeMax, Inc.	3,130
		13,461
	Textiles, Apparel & Luxury Goods — 5.0%
34	Crocs, Inc. (a)	1,637
54	Skechers U.S.A., Inc., Class A (a)	1,868
90	Warnaco Group, Inc. (The) (a)	2,351
		5,856
	Wireless Telecommunication Services — 2.5%
44	Leap Wireless International, Inc. (a)	2,966
	Total Long-Term Investments (Cost $87,983)	117,196

SEE NOTES TO FINANCIAL STATEMENTS.

10   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.3%
	Investment Company — 0.3%
344	JPMorgan Prime Money Market Fund (b) (Cost $344)	344
	Total Investments — 100.7% (Cost $88,327)	117,540
	Liabilities in Excess of Other Assets — (0.7)%	(775)
	NET ASSETS — 100.0%	$116,765

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   11

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 95.6%
	Common Stocks — 95.6%
	Biotechnology — 2.5%
66	InterMune, Inc. (a)	1,989
90	Pharmion Corp. (a)	2,354
		4,343
	Building Products — 0.8%
61	Griffon Corp. (a)	1,429
	Capital Markets — 0.7%
32	Investment Technology Group, Inc. (a)	1,297
	Chemicals — 2.8%
106	Hercules, Inc. (a)	2,133
106	Spartech Corp.	2,817
		4,950
	Commercial Banks — 5.2%
25	Bancorp, Inc. (The) (a)	627
13	Banner Corp.	545
36	City Holding Co.	1,424
34	Mercantile Bank Corp.	1,156
70	Midwest Banc Holdings, Inc.	1,361
17	Park National Corp.	1,593
74	TD Banknorth, Inc.	2,386
		9,092
	Commercial Services & Supplies — 1.0%
110	Hudson Highland Group, Inc. (a)	1,788
	Communications Equipment — 6.7%
401	3Com Corp. (a)	1,551
109	ADTRAN, Inc.	2,499
209	Andrew Corp. (a)	2,220
72	Dycom Industries, Inc. (a)	1,797
366	Extreme Networks, Inc. (a)	1,614
64	Polycom, Inc. (a)	2,045
		11,726
	Diversified Consumer Services — 2.7%
80	Career Education Corp. (a)	2,367
195	Service Corp. International	2,286
		4,653
	Electric Utilities — 1.6%
58	Allegheny Energy, Inc. (a)	2,745
	Electrical Equipment — 1.5%
19	General Cable Corp. (a)	949
285	Power-One, Inc. (a)	1,754
		2,703
	Electronic Equipment & Instruments — 2.6%
28	Littelfuse, Inc. (a)	1,038
61	MTS Systems Corp.	2,301
369	Solectron Corp. (a)	1,188
		4,527
	Energy Equipment & Services — 2.4%
272	Newpark Resources, Inc. (a)	1,661
107	Parker Drilling Co. (a)	917
17	SEACOR Holdings, Inc. (a)	1,684
		4,262
	Food Products — 3.6%
138	Chiquita Brands International, Inc.	1,994
162	Del Monte Foods Co.	1,865
66	McCormick & Co., Inc. (Non-Voting)	2,516
		6,375
	Gas Utilities — 1.4%
82	Southern Union Co.	2,417
	Health Care Equipment & Supplies — 1.0%
68	STERIS Corp.	1,748
	Health Care Providers & Services — 3.8%
54	Chemed Corp.	2,504
79	Health Net, Inc. (a)	4,224
		6,728
	Hotels, Restaurants & Leisure — 3.7%
80	Bally Technologies, Inc. (a)	1,752
61	CEC Entertainment, Inc. (a)	2,593
19	Steak n Shake Co. (The) (a)	328
46	WMS Industries, Inc. (a)	1,722
		6,395
	Household Durables — 0.7%
70	Furniture Brands International, Inc.	1,128
	Insurance — 3.4%
105	Ohio Casualty Corp.	3,136
27	Presidential Life Corp.	551
140	USI Holdings Corp. (a)	2,329
		6,016
	Internet Software & Services — 2.2%
1,094	CMGI, Inc. (a)	1,685
155	S1 Corp. (a)	801
160	SonicWALL, Inc. (a)	1,399
		3,885

SEE NOTES TO FINANCIAL STATEMENTS.

12   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	IT Services — 3.8%
119	Convergys Corp. (a)	3,055
43	Fidelity National Information Services, Inc.	1,967
81	Gevity HR, Inc.	1,610
		6,632
	Leisure Equipment & Products — 4.1%
125	Callaway Golf Co.	1,883
145	K2, Inc. (a)	1,700
132	Nautilus Group, Inc.	2,268
67	Oakley, Inc.	1,414
		7,265
	Media — 3.7%
90	Catalina Marketing Corp.	2,808
47	Entercom Communications Corp.	1,332
52	Valassis Communications, Inc. (a)	868
227	Westwood One, Inc.	1,548
		6,556
	Metals & Mining — 0.9%
60	Commercial Metals Co.	1,639
	Oil, Gas & Consumable Fuels — 3.0%
215	International Coal Group, Inc. (a)	1,097
106	OMI Corp.	2,354
20	Tesoro Corp.	1,859
		5,310
	Personal Products — 1.7%
34	Chattem, Inc. (a)	1,788
97	Prestige Brands Holdings, Inc. (a)	1,116
		2,904
	Pharmaceuticals — 2.4%
74	Sciele Pharma, Inc. (a)	1,692
154	ViroPharma, Inc. (a)	2,467
		4,159
	Real Estate Investment Trusts (REITs) — 5.0%
180	American Financial Realty Trust	2,003
42	Capital Lease Funding, Inc.	450
100	Crescent Real Estate Equities Co.	1,989
56	Inland Real Estate Corp.	1,078
117	Kite Realty Group Trust	2,366
39	Longview Fibre Co.	953
		8,839
	Semiconductors & Semiconductor Equipment — 2.1%
269	Axcelis Technologies, Inc. (a)	1,959
104	Zoran Corp. (a)	1,706
		3,665
	Software — 6.0%
116	eSpeed, Inc., Class A (a)	987
62	Fair Isaac Corp.	2,436
134	Informatica Corp. (a)	1,742
242	Lawson Software, Inc. (a)	1,918
129	MSC.Software Corp. (a)	1,731
69	Synopsys, Inc. (a)	1,757
		10,571
	Specialty Retail — 10.3%
26	Abercrombie & Fitch Co.	2,064
275	Blockbuster, Inc., (a)	1,825
80	Cato Corp. (The), Class A	1,752
129	CSK Auto Corp. (a)	2,222
146	Finish Line, Inc., Class A	1,854
103	Pacific Sunwear of California, Inc. (a)	1,847
58	Pep Boys – Manny, Moe & Jack (The)	871
75	RadioShack Corp.	1,860
54	Tiffany & Co.	2,338
57	Zale Corp. (a)	1,455
		18,088
	Textiles, Apparel & Luxury Goods — 1.0%
53	Jones Apparel Group, Inc.	1,748
	Thrifts & Mortgage Finance — 1.3%
139	NewAlliance Bancshares, Inc.	2,191
	Total Long-Term Investments (Cost $142,211)	167,774
Short-Term Investment — 4.1%
	Investment Company — 4.1%
7,133	JPMorgan Prime Money Market Fund (b) (Cost $7,133)	7,133
	Total Investments — 99.7% (Cost $149,344)	174,907
	Other Assets in Excess of Liabilities — 0.3%	486
	NET ASSETS — 100.0%	$175,393

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   13

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 97.1%
	Common Stocks — 97.1%
	Diversified — 10.9%
41	Colonial Properties Trust	1,906
73	Digital Realty Trust, Inc.	2,906
481	Huntingdon Real Estate Investment Trust (Canada)	1,111
15	Lexington Realty Trust	302
102	Vornado Realty Trust	12,949
		19,174
	Health Care — 0.4%
33	Cogdell Spencer, Inc.	712
	Hotels — 15.0%
131	Hospitality Properties Trust	6,021
240	Host Hotels & Resorts, Inc.	6,299
148	Innkeepers USA Trust	2,465
79	LaSalle Hotel Properties	3,488
180	Strategic Hotel & Resorts, Inc.	3,775
159	Sunstone Hotel Investors, Inc.	4,512
		26,560
	Industrial — 10.8%
29	AMB Property Corp.	1,687
247	DCT Industrial Trust, Inc.	2,794
41	First Potomac Realty Trust	1,238
203	ProLogis	13,410
		19,129
	Manufactured Homes — 1.8%
57	Equity Lifestyle Properties, Inc.	3,189
	Multifamily — 19.7%
191	Archstone-Smith Trust	10,802
148	Education Realty Trust, Inc.	2,190
87	Equity Residential	4,398
163	GMH Communities Trust	1,747
55	Home Properties, Inc.	3,216
166	Post Properties, Inc.	7,980
137	United Dominion Realty Trust, Inc.	4,467
		34,800
	Office — 11.6%
42	Alexandria Real Estate Equities, Inc.	4,450
73	Boston Properties, Inc.	8,731
33	Maguire Properties, Inc.	1,289
41	SL Green Realty Corp.	6,009
		20,479
	Real Estate Management & Development — 0.6%
34	British Land Co. plc (The) (United Kingdom) ADR	990
	Regional Malls — 13.2%
80	General Growth Properties, Inc.	5,089
10	Macerich Co. (The)	955
32	Pennsylvania Real Estate Investment Trust	1,385
141	Simon Property Group, Inc.	15,892
		23,321
	Shopping Centers — 9.4%
137	CBL & Associates Properties, Inc.	6,457
115	Kimco Realty Corp.	5,755
90	Weingarten Realty Investors	4,425
		16,637
	Storage — 0.6%
60	Extra Space Storage, Inc.	1,152
	Wireless Telecommunication Services — 3.1%
165	Crown Castle International Corp. (a)	5,401
	Total Long-Term Investments (Cost $136,360)	171,544
Short-Term Investment — 5.3%
	Investment Company — 5.3%
9,360	JPMorgan Prime Money Market Fund (b) (Cost $9,360)	9,360
	Total Investments — 102.4% (Cost $145,720)	180,904
	Liabilities in Excess of Other Assets — (2.4)%	(4,254)
	NET ASSETS — 100.0%	$176,650

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

Undiscovered Managers Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 99.1%
	Common Stocks — 99.1%
	Aerospace & Defense — 0.1%
15	AeroVironment, Inc. (a)	323
	Biotechnology — 13.2%
322	Alkermes, Inc. (a)	5,273
414	Cell Genesys, Inc. (a)	1,341
119	Cephalon, Inc. (a)	8,480
309	Cubist Pharmaceuticals, Inc. (a)	6,196
194	CV Therapeutics, Inc. (a)	2,483
63	Lexicon Genetics, Inc. (a)	260
608	Medarex, Inc. (a)	8,322
164	Metabolix, Inc. (a)	3,046
186	Tercica, Inc. (a)	968
		36,369
	Capital Markets — 4.6%
33	Evercore Partners, Inc. (a)	1,056
39	Greenhill & Co., Inc.	2,601
42	Hercules Technology Growth Capital, Inc.	586
9	KBW, Inc. (a)	328
123	optionsXpress Holdings, Inc.	2,859
9	Piper Jaffray Companies, Inc. (a)	553
156	Thomas Weisel Partners Group, Inc. (a)	2,837
161	TradeStation Group, Inc. (a)	1,901
		12,721
	Chemicals — 1.3%
40	ADA-ES, Inc.(a)	636
182	Symyx Technologies, Inc. (a)	3,049
		3,685
	Commercial Banks — 3.4%
18	Bank of the Ozarks, Inc.	538
56	Cascade Bancorp	1,445
44	CoBiz, Inc.	905
59	Glacier Bancorp, Inc.	1,450
25	PrivateBancorp, Inc.	930
25	SVB Financial Group (a)	1,220
94	UCBH Holdings, Inc.	1,796
27	Virginia Commerce Bancorp (a)	575
33	WSB Financial Group, Inc. (a)	628
		9,487
	Commercial Services & Supplies — 2.3%
41	Kenexa Corp. (a)	1,392
215	Knoll, Inc.	4,984
		6,376
	Communications Equipment — 3.3%
153	MasTec, Inc. (a)	1,757
232	Polycom, Inc. (a)	7,410
		9,167
	Computers & Peripherals — 2.0%
737	Immersion Corp. (a)	5,376
	Construction & Engineering — 0.2%
34	Comfort Systems USA, Inc.	468
	Diversified Consumer Services — 0.1%
11	Capella Education Co. (a)	370
	Diversified Financial Services — 2.1%
131	Nasdaq Stock Market, Inc. (The) (a)	3,912
98	NewStar Financial, Inc. (a)	1,767
		5,679
	Electrical Equipment — 0.7%
323	Active Power, Inc. (a)	673
25	Canadian Solar, Inc. (Canada) (a)	281
94	Evergreen Solar, Inc. (a)	931
		1,885
	Electronic Equipment & Instruments — 2.1%
76	Cogent, Inc. (a)	860
35	Color Kinetics, Inc. (a)	637
16	IPG Photonics Corp. (a)	371
272	Solectron Corp. (a)	877
29	SunPower Corp. (a)	1,264
128	Universal Display Corp. (a)	1,665
		5,674
	Energy Equipment & Services — 3.6%
58	Atwood Oceanics, Inc. (a)	2,950
103	Complete Production Services, Inc. (a)	1,969
84	Hercules Offshore, Inc. (a)	2,229
127	Natural Gas Services Group, Inc. (a)	1,675
98	Union Drilling, Inc. (a)	1,188
		10,011
	Food & Staples Retailing — 0.2%
34	Susser Holdings Corp. (a)	616
	Health Care Equipment & Supplies — 1.4%
26	FoxHollow Technologies, Inc. (a)	577
87	Home Diagnostics, Inc. (a)	1,006
97	LeMaitre Vascular, Inc. (a)	643
125	OraSure Technologies, Inc. (a)	996
24	Somanetics Corp. (a)	500
		3,722

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   15

Undiscovered Managers Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Providers & Services — 2.5%
406	Alliance Imaging, Inc. (a)	2,922
268	Five Star Quality Care, Inc. (a)	3,063
62	Sun Healthcare Group, Inc. (a)	812
		6,797
	Hotels, Restaurants & Leisure — 0.5%
41	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,037
8	Red Robin Gourmet Burgers, Inc. (a)	296
		1,333
	Household Durables — 0.3%
21	Meritage Homes Corp. (a)	794
	Insurance — 0.7%
16	eHealth, Inc. (a)	401
70	First Mercury Financial Corp. (a)	1,572
		1,973
	Internet & Catalog Retail — 2.3%
51	Blue Nile, Inc. (a)	1,981
198	Gaiam, Inc. (a)	2,527
118	Shutterfly, Inc. (a)	1,940
		6,448
	Internet Software & Services — 7.2%
204	aQuantive, Inc. (a)	5,164
434	CNET Networks, Inc. (a)	3,814
54	DealerTrack Holdings, Inc. (a)	1,569
28	Knot, Inc. (The) (a)	655
104	Liquidity Services, Inc. (a)	1,884
373	Marchex, Inc., Class B	5,032
78	NaviSite, Inc. (a)	504
135	Online Resources Corp. (a)	1,392
		20,014
	IT Services — 1.9%
23	Euronet Worldwide, Inc. (a)	618
61	Heartland Payment Systems, Inc.	1,528
579	Lionbridge Technologies, Inc. (a)	3,110
		5,256
	Life Sciences Tools & Services — 1.8%
196	Affymetrix, Inc. (a)	5,033
	Machinery — 0.7%
79	Chart Industries, Inc. (a)	1,342
19	Dynamic Materials Corp.	588
		1,930
	Media — 1.0%
41	National CineMedia, Inc. (a)	1,083
161	Outdoor Channel Holdings, Inc. (a)	1,754
		2,837
	Oil, Gas & Consumable Fuels — 1.8%
15	Arena Resources, Inc. (a)	678
240	Kodiak Oil & Gas Corp. (a)	1,319
46	Pacific Ethanol, Inc. (a)	764
170	US BioEnergy Corp. (a)	2,216
		4,977
	Personal Products — 0.2%
26	Physicians Formula Holdings, Inc. (a)	530
	Pharmaceuticals — 1.3%
31	Anesiva, Inc. (a)	250
276	ISTA Pharmaceuticals, Inc. (a)	2,237
126	Taro Pharmaceuticals Industries Ltd. (Israel) (a)	1,149
		3,636
	Real Estate Management & Development — 2.2%
33	HFF, Inc., Class A (a)	623
233	Meruelo Maddux Properties, Inc. (a)	2,236
547	Move, Inc. (a)	3,267
		6,126
	Semiconductors & Semiconductor Equipment — 14.5%
419	Brooks Automation, Inc. (a)	6,513
90	Cymer, Inc. (a)	3,728
999	Lattice Semiconductor Corp. (a)	6,155
921	Pixelworks, Inc. (a)	1,777
248	PLX Technology, Inc. (a)	2,488
939	RF Micro Devices, Inc. (a)	7,496
170	Rudolph Technologies, Inc. (a)	2,777
576	Skyworks Solutions, Inc. (a)	3,804
976	TriQuint Semiconductor, Inc. (a)	4,880
27	Volterra Semiconductor Corp. (a)	375
		39,993
	Software — 11.2%
53	Advent Software, Inc. (a)	1,922
124	CommVault Systems, Inc. (a)	2,064
135	Digimarc Corp. (a)	1,464
34	i2 Technologies Inc. (a)	809
17	Mentor Graphics Corp. (a)	279
139	Opsware, Inc. (a)	1,029
475	Red Hat, Inc. (a)	10,652

SEE NOTES TO FINANCIAL STATEMENTS.

16   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Software — Continued
247	Secure Computing Corp. (a)	2,123
137	THQ, Inc. (a)	4,419
582	Wind River Systems, Inc. (a)	6,053
		30,814
	Specialty Retail — 2.5%
175	Circuit City Stores, Inc.	3,334
151	Hot Topic, Inc. (a)	1,614
14	Tween Brands, Inc. (a)	505
46	Zumiez, Inc. (a)	1,551
		7,004
	Textiles, Apparel & Luxury Goods — 5.9%
177	Crocs, Inc. (a)	8,628
552	Quiksilver, Inc. (a)	7,694
		16,322
	Total Long-Term Investments (Cost $239,860)	273,746
Short-Term Investment — 1.0%
	Investment Company — 1.0%
2,724	JPMorgan Prime Money Market Fund (b) (Cost $2,724)	2,724
	Total Investments — 100.1% (Cost $242,584)	276,470
	Liabilities in Excess of Other Assets — (0.1)%	(142)
	NET ASSETS — 100.0%	$276,328

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   17

Undiscovered Managers Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (Unaudited) (continued)

ABBREVIATIONS:

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

ADR	American Depositary Receipt.

SEE NOTES TO FINANCIAL STATEMENTS.

18   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   19

STATEMENTS OF ASSETS AND LIABILITIES
As of February 28, 2007 (Unaudited)

(Amounts in thousands, except per share amounts)

	Behavioral Growth Fund	Behavioral Value Fund	Realty Income Fund		Small Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$117,196	$167,774	$171,544		$273,746
Investments in affiliates, at value	344	7,133	9,360		2,724
Total investment securities, at value	117,540	174,907	180,904		276,470
Cash	—	121	—	(a)	—
Foreign currency, at value	—	—	527		—
Receivables:
Investment securities sold	1,537	669	—		6,808
Fund shares sold	31	432	147		328
Interest and dividends	20	106	78		28
Total Assets	119,128	176,235	181,656		283,634

LIABILITIES:
Payables:
Due to custodian	151	—	—		304
Investment securities purchased	1,181	160	4,280		6,670
Fund shares redeemed	834	454	508		26
Accrued liabilities:
Investment advisory fees	87	134	91		208
Administration fees	9	13	11		12
Shareholder servicing fees	4	11	16		22
Distribution fees	4	23	5		—	(a)
Custodian and accounting fees	4	3	10		7
Trustees’ and Officers’ fees	1	2	—	(a)	—	(a)
Other	88	42	85		57
Total Liabilities	2,363	842	5,006		7,306
Net Assets	$116,765	$175,393	$176,650		$276,328

SEE NOTES TO FINANCIAL STATEMENTS.

20   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

	Behavioral Growth Fund	Behavioral Value Fund	Realty Income Fund	Small Cap Growth Fund
Paid in capital	$127,237	$132,420	$124,962	$243,321
Accumulated undistributed (distributions in excess of) net investment income	(658)	(550)	(950)	(1,523)
Accumulated net realized gains (losses)	(39,027)	17,960	17,454	644
Net unrealized appreciation (depreciation)	29,213	25,563	35,184	33,886
Total Net Assets	$116,765	$175,393	$176,650	$276,328

Net Assets:
Class A	$2,665	$39,775	$8,957	$202
Class B	560	4,299	3,135	—
Class C	609	21,136	2,465	—
R Class	—	—	8,502	—
Institutional Class	102,794	110,183	153,591	276,126
Investor Class	10,137	—	—	—
Total	$116,765	$175,393	$176,650	$276,328

Outstanding units of beneficial interest (shares)
(no par value; unlimited number of shares authorized):
Class A	110	1,200	506	20
Class B	24	132	178	—
Class C	25	648	141	—
R Class	—	—	480	—
Institutional Class	4,138	3,306	8,670	26,872
Investor Class	419	—	—	—

Net Asset Value:
Class A — Redemption price per share	$24.18	$33.12	$17.70	$10.16
Class B — Offering price per share (b)	23.86	32.63	17.60	—
Class C — Offering price per share (b)	23.86	32.62	17.54	—
R Class — Offering and redemption price per share	—	—	17.72	—
Institutional Class — Offering and redemption price per share	24.84	33.33	17.71	10.28
Investor Class — Offering and redemption price per share	24.20	—	—	—

Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share (net asset value per share/100% – maximum sales charge)	$25.52	$34.96	$18.68	$10.72

Cost of investments	$88,327	$149,344	$145,720	$242,584
Cost of foreign currency	—	—	525	—

(a)	Amount is less than $1,000.

(b)	Redemption price for Class B and Class C shares varies based on the length of time the shares were held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   21

STATEMENTS OF OPERATIONS
For the Six Months Ended FEBRUARY 28, 2007 (Unaudited)

(Amounts in thousands)

	Behavioral Growth Fund	Behavioral Value Fund	Realty Income Fund	Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$84	$665	$1,865	$136
Dividend income from affiliates (a)	50	135	83	97
Interest income	—	—	9	—
Foreign taxes withheld	—	—	(9)	—
Total investment income	134	800	1,948	233
EXPENSES:
Investment advisory fees	557	919	650	1,386
Administration fees	59	87	87	146
Distribution fees:
Class A	3	48	9	—	(b)
Class B	2	16	9	—
Class C	2	73	7	—
Investor Class	19	—	—	—
Shareholder servicing fees:
Class A	3	48	9	—	(b)
Class B	1	5	3	—
Class C	1	25	2	—
R Class	—	—	2	—
Institutional Class	51	56	78	146
Custodian and accounting fees	22	14	28	28
Professional fees	27	27	34	29
Trustees’ and Officers’ fees	1	2	1	2
Printing and mailing costs	28	27	23	38
Registration and filing fees	29	26	34	20
Transfer agent fees	34	65	46	8
Interest expense	—	—	1	—	(b)
Other	6	11	7	15
Total expenses	845	1,449	1,030	1,818
Less amounts waived	(55)	(102)	(129)	(66)
Less earnings credits	— (b)	(1)	(1)	(1)
Net Expenses	790	1,346	900	1,751
Net investment income (loss)	(656)	(546)	1,048	(1,518)
REALIZED/UNREALIZED GAINS (LOSSES):
Realized gain (loss) on transactions from:
Investments	5,788	21,357	26,872	11,081
Foreign currency transactions	—	—	7	—
Net increase from payments by affiliates and net gains (losses) realized on the disposal of investments in violation of investment restrictions	—	—	—	16
Net realized gain (loss)	5,788	21,357	26,879	11,097
Change in net unrealized appreciation (depreciation) of:
Investments	12,395	4,288	47	19,597
Foreign currency translations	—	—	(13)	—
Change in net unrealized appreciation (depreciation)	12,395	4,288	34	19,597
Net realized/unrealized gains (losses)	18,183	25,645	26,913	30,694
Change in net assets resulting from operations	$17,527	$25,099	$27,961	$29,176

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount is less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

22   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund
	Six Months Ended 2/28/2007 (Unaudited)	Year Ended 8/31/2006	Six Months Ended 2/28/2007 (Unaudited)	Year Ended 8/31/2006
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(656)	$(1,451)	$(546)	$(606)
Net realized gain (loss)	5,788	14,015	21,357	9,748
Change in net unrealized appreciation (depreciation)	12,395	(21,618)	4,288	(2,457)
Change in net assets resulting from operations	17,527	(9,054)	25,099	6,685

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net realized gains	—	—	(2,243)	(1,131)
Class B
From net realized gains	—	—	(247)	(148)
Class C
From net realized gains	—	—	(1,167)	(763)
Institutional Class
From net realized gains	—	—	(5,842)	(7,146)
Total distributions to shareholders	—	—	(9,499)	(9,188)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(18,626)	(19,247)	(47,129)	66,197

NET ASSETS:
Change in net assets	(1,099)	(28,301)	(31,529)	63,694
Beginning of period	117,864	146,165	206,922	143,228
End of period	$116,765	$117,864	$175,393	$206,922
Accumulated undistributed (distributions in excess of) net investment income	$(658)	$(2)	$(550)	$(4)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   23

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Realty Income Fund		Small Cap Growth Fund
	Six Months Ended 2/28/2007 (Unaudited)	Year Ended 8/31/2006 (a)	Six Months Ended 2/28/2007 (Unaudited)	Year Ended 8/31/2006
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,048	$4,350	$(1,518)	$(2,741)
Net realized gain (loss)	26,879	28,552	11,097	25,116
Change in net unrealized appreciation (depreciation)	34	5,685	19,597	(14,787)
Change in net assets resulting from operations	27,961	38,587	29,176	7,588

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(64)	(127)	—	—
From net realized gains	(1,254)	(733)	(22)	(1)
Class B
From net investment income	(20)	(32)	—	—
From net realized gains	(455)	(238)	—	—
Class C
From net investment income	(15)	(19)	—	—
From net realized gains	(350)	(136)	—	—
R Class
From net investment income	(67)	(42)	—	—
From net realized gains	(1,194)	—	—	—
Institutional Class
From net investment income	(1,788)	(5,353)	—	—
From net realized gains	(28,208)	(37,617)	(23,353)	(4,349)
Total distributions to shareholders	(33,415)	(44,297)	(23,375)	(4,350)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	16,962	7,309	(22,825)	1,964

NET ASSETS:
Change in net assets	11,508	1,599	(17,024)	5,202
Beginning of period	165,142	163,543	293,352	288,150
End of period	$176,650	$165,142	$276,328	$293,352
Accumulated undistributed (distributions in excess of) net investment income	$(950)	$(44)	$(1,523)	$(5)

(a)	Commencement of offering of R Class Shares on May 15, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

24   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

	Behavioral Growth Fund		Behavioral Value Fund
	Six Months Ended 2/28/2007 (Unaudited)	Year Ended 8/31/2006	Six Months Ended 2/28/2007 (Unaudited)	Year Ended 8/31/2006
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$682	$1,892	$4,446	$26,595
Dividends reinvested	—	—	2,008	995
Cost of shares redeemed	(538)	(357)	(6,412)	(8,374)
Change in net assets from Class A capital transactions	$144	$1,535	$42	$19,216

Class B
Proceeds from shares issued	$68	$390	$306	$2,055
Dividends reinvested	—	—	226	141
Cost of shares redeemed	(114)	(122)	(344)	(514)
Change in net assets from Class B capital transactions	$(46)	$268	$188	$1,682

Class C
Proceeds from shares issued	$48	$524	$2,237	$9,018
Dividends reinvested	—	—	874	573
Cost of shares redeemed	(189)	(170)	(1,328)	(3,426)
Change in net assets from Class C capital transactions	$(141)	$354	$1,783	$6,165

Institutional Class
Proceeds from shares issued	$2,746	$13,950	$14,946	$91,428
Dividends reinvested	—	—	5,588	7,025
Cost of shares redeemed	(19,065)	(35,077)	(17,120)	(59,319)
Redemption in-kind (See Note 8)	—	—	(52,556)	—
Change in net assets from Institutional Class capital transactions	$(16,319)	$(21,127)	$(49,142)	$39,134

Investor Class
Proceeds from shares issued	$701	$2,855	$—	$—
Cost of shares redeemed	(2,965)	(3,132)	—	—
Change in net assets from Investor Class capital transactions	$(2,264)	$(277)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund
	Six Months Ended 2/28/2007 (Unaudited)	Year Ended 8/31/2006	Six Months Ended 2/28/2007 (Unaudited)	Year Ended 8/31/2006
SHARE TRANSACTIONS:
Class A
Issued	29	82	138	849
Reinvested	—	—	62	33
Redeemed	(23)	(16)	(196)	(274)
Change in Class A Shares	6	66	4	608

Class B
Issued	3	17	10	67
Reinvested	—	—	7	5
Redeemed	(5)	(5)	(11)	(17)
Change in Class B Shares	(2)	12	6	55

Class C
Issued	2	23	70	294
Reinvested	—	—	27	20
Redeemed	(8)	(8)	(42)	(113)
Change in Class C Shares	(6)	15	55	201

Institutional Class
Issued	114	601	458	2,950
Reinvested	—	—	172	235
Redeemed	(820)	(1,477)	(533)	(1,946)
Redemption in-kind (See Note 8)	—	—	(1,643)	—
Change in Institutional Class Shares	(706)	(876)	(1,546)	1,239

Investor Class
Issued	30	125	—	—
Redeemed	(128)	(138)	—	—
Change in Investor Class Shares	(98)	(13)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

26   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

	Realty Income Fund		Small Cap Growth Fund
	Six Months Ended 2/28/2007 (Unaudited)	Year Ended 8/31/2006 (a)	Six Months Ended 2/28/2007 (Unaudited)	Year Ended 8/31/2006
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,886	$4,116	$28	$300
Dividends reinvested	938	610	21	1
Cost of shares redeemed	(812)	(2,516)	(125)	(67)
Change in net assets from Class A capital transactions	$4,012	$2,210	$(76)	$234

Class B
Proceeds from shares issued	$1,463	$1,220	$—	$—
Dividends reinvested	438	253	—	—
Cost of shares redeemed	(379)	(532)	—	—
Change in net assets from Class B capital transactions	$1,522	$941	$—	$—

Class C
Proceeds from shares issued	$1,232	$871	$—	$—
Dividends reinvested	293	136	—	—
Cost of shares redeemed	(195)	(196)	—	—
Change in net assets from Class C capital transactions	$1,330	$811	$—	$—

R Class
Proceeds from shares issued	$3,195	$3,819	$—	$—
Dividends reinvested	1,261	42	—	—
Cost of shares redeemed	(17)	(1)	—	—
Change in net assets from R Class capital transactions	$4,439	$3,860	$—	$—

Institutional Class
Proceeds from shares issued	$9,245	$20,752	$14,129	$75,384
Dividends reinvested	28,393	40,510	21,821	4,079
Cost of shares redeemed	(31,979)	(61,775)	(58,699)	(77,733)
Change in net assets from Institutional Class capital transactions	$5,659	$(513)	$(22,749)	$1,730

(a)	Commencement of offering of R Class Shares on May 15, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Realty Income Fund		Small Cap Growth Fund
	Six Months Ended 2/28/2007 (Unaudited)	Year Ended 8/31/2006 (a)	Six Months Ended 2/28/2007 (Unaudited)	Year Ended 8/31/2006
SHARE TRANSACTIONS:
Class A
Issued	209	238	3	28
Reinvested	56	38	2	— (b)
Redeemed	(43)	(141)	(12)	(6)
Change in Class A Shares	222	135	(7)	22

Class B
Issued	79	70	—	—
Reinvested	26	16	—	—
Redeemed	(21)	(31)	—	—
Change in Class B Shares	84	55	—	—

Class C
Issued	66	50	—	—
Reinvested	18	9	—	—
Redeemed	(10)	(12)	—	—
Change in Class C Shares	74	47	—	—

R Class
Issued	177	227	—	—
Reinvested	75	2	—	—
Redeemed	(1)	— (b)	—	—
Change in R Class Shares	251	229	—	—

Institutional Class
Issued	499	1,196	1,333	7,058
Reinvested	1,680	2,545	2,096	400
Redeemed	(1,759)	(3,519)	(5,557)	(7,500)
Change in Institutional Class Shares	420	222	(2,128)	(42)

(a)	Commencement of offering of R Class Shares on May 15, 2006.

(b)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

28   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   29

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Class A

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Behavioral Growth Fund
Six Months Ended February 28, 2007 (Unaudited)	$20.88	$(0.16	)(e)	$3.46	$3.30	$—	$—	$—
Year Ended August 31, 2006	22.69	(0.35)		(1.46)	(1.81)	—	—	—
Year Ended August 31, 2005	17.06	(0.30	)(e)	5.93	5.63	—	—	—
June 4, 2004 (d) through August 31, 2004	19.21	(0.06	)(e)	(2.09)	(2.15)	—	—	—

Behavioral Value Fund
Six Months Ended February 28, 2007 (Unaudited)	30.51	(0.11	)(e)	4.66	4.55	—	(1.94)	(1.94)
Year Ended August 31, 2006	30.66	(0.15)		1.73	1.58	—	(1.73)	(1.73)
Year Ended August 31, 2005	26.05	(0.26	)(e)	6.75	6.49	—	(1.88)	(1.88)
June 4, 2004 (d) through August 31, 2004	27.33	(0.01)		(1.27)	(1.28)	—	—	—

Realty Income Fund
Six Months Ended February 28, 2007 (Unaudited)	18.51	0.08	(e)	2.89	2.97	(0.19)	(3.59)	(3.78)
Year Ended August 31, 2006	19.86	0.41	(e)	3.86	4.27	(0.56)	(5.06)	(5.62)
Year Ended August 31, 2005	21.26	0.22	(e)	4.40	4.62	(0.57)	(5.45)	(6.02)
June 4, 2004 (d) through August 31, 2004	18.88	0.05	(e)	2.33	2.38	—	—	—

Small Cap Growth Fund
Six Months Ended February 28, 2007 (Unaudited)	10.02	(0.07	)(e)	1.09	1.02	—	(0.88)	(0.88)
Year Ended August 31, 2006	9.88	(0.13	) (e)	0.42	0.29	—	(0.15)	(0.15)
Year Ended August 31, 2005	8.66	(0.13	)(e)	1.66	1.53	—	(0.31)	(0.31)
June 4, 2004 (d) through August 31, 2004	10.12	(0.03)		(1.43)	(1.46)	—	—	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Commencement of offering of class of shares.

(e)	Calculated based upon average shares outstanding.

(f)	Includes a gain incurred resulting from an investment transaction error. This gain had no effect on total return.

(g)	The advisor and sub-advisor fully reimbursed the Fund for losses incurred resulting from an investment transaction error. This reimbursement had no effect on total return.

(h)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

30   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$ 24.18	15.80%	$2,665	1.65%	(1.42)%	1.80%		40%
20.88	(7.98)	2,182	1.65	(1.35)	1.84		97
22.69	33.00	874	1.65	(1.40)	3.22		92
17.06	(11.19)	18	1.65	(1.45)	136.82	(h)	161

33.12	15.09	39,775	1.60	(0.70)	1.85		15
30.51	5.30	36,503	1.60	(0.45)	1.84		34
30.66	25.44	18,035	1.60	(0.90)	2.05		55
26.05	(4.68)	283	1.60	(0.63)	26.30	(h)	63

17.70	17.22	8,957	1.40	0.84	1.55		101
18.51	27.17	5,253	1.40	2.31	1.84		166
19.86	25.01	2,953	1.40	1.16	2.94		179
21.26	12.61	116	1.40	0.97	51.41	(h)	82

10.16	10.07 (f)	202	1.60	(1.44)	1.65		55
10.02	2.92 (g)	274	1.60	(1.28)	1.64		97
9.88	17.62	53	1.60	(1.33)	8.33		80
8.66	(14.43)	9	1.60	(1.27)	142.07	(h)	58

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   31

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Behavioral Growth Fund
Six Months Ended February 28, 2007 (Unaudited)	$20.65	$(0.22	)(e)	$3.43	$3.21	$—	$—	$—
Year Ended August 31, 2006	22.55	(0.43)		(1.47)	(1.90)	—	—	—
Year Ended August 31, 2005	17.04	(0.40	)(e)	5.91	5.51	—	—	—
June 4, 2004 (d) through August 31, 2004	19.21	(0.08	)(e)	(2.09)	(2.17)	—	—	—

Behavioral Value Fund
Six Months Ended February 28, 2007 (Unaudited)	30.16	(0.19	)(e)	4.60	4.41	—	(1.94)	(1.94)
Year Ended August 31, 2006	30.48	(0.25)		1.66	1.41	—	(1.73)	(1.73)
Year Ended August 31, 2005	26.03	(0.40	)(e)	6.73	6.33	—	(1.88)	(1.88)
June 4, 2004 (d) through August 31, 2004	27.33	(0.02)		(1.28)	(1.30)	—	—	—

Realty Income Fund
Six Months Ended February 28, 2007 (Unaudited)	18.44	0.03	(e)	2.88	2.91	(0.16)	(3.59)	(3.75)
Year Ended August 31, 2006	19.83	0.32	(e)	3.83	4.15	(0.48)	(5.06)	(5.54)
Year Ended August 31, 2005	21.23	0.11	(e)	4.42	4.53	(0.48)	(5.45)	(5.93)
June 4, 2004 (d) through August 31, 2004	18.88	0.08	(e)	2.27	2.35	—	—	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Commencement of offering of class of shares.

(e)	Calculated based upon average shares outstanding.

(f)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

32   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$23.86	15.54%	$560	2.15%	(1.92)%	2.30%		40%
20.65	(8.43)	528	2.15	(1.85)	2.33		97
22.55	32.34	317	2.15	(1.89)	4.46		92
17.04	(11.30)	9	2.15	(1.95)	137.40	(f)	161

32.63	14.80	4,299	2.10	(1.20)	2.35		15
30.16	4.76	3,799	2.10	(0.97)	2.34		34
30.48	24.82	2,176	2.10	(1.40)	2.65		55
26.03	(4.76)	103	2.10	(1.09)	54.76	(f)	63

17.60	16.94	3,135	1.90	0.35	2.05		101
18.44	26.46	1,719	1.90	1.84	2.34		166
19.83	24.47	766	1.90	0.57	2.57		179
21.23	12.45	11	1.90	1.74	123.94	(f)	82

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   33

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Behavioral Growth Fund
Six Months Ended February 28, 2007 (Unaudited)	$20.65	$(0.22	)(e)	$3.43	$3.21	$—	$—	$—
Year Ended August 31, 2006	22.55	(0.42)		(1.48)	(1.90)	—	—	—
Year Ended August 31, 2005	17.04	(0.40	)(e)	5.91	5.51	—	—	—
June 4, 2004 (d) through August 31, 2004	19.21	(0.08	)(e)	(2.09)	(2.17)	—	—	—

Behavioral Value Fund
Six Months Ended February 28, 2007 (Unaudited)	30.14	(0.19	)(e)	4.61	4.42	—	(1.94)	(1.94)
Year Ended August 31, 2006	30.47	(0.26)		1.66	1.40	—	(1.73)	(1.73)
Year Ended August 31, 2005	26.03	(0.40	)(e)	6.72	6.32	—	(1.88)	(1.88)
June 4, 2004 (d) through August 31, 2004	27.33	(0.02)		(1.28)	(1.30)	—	—	—

Realty Income Fund
Six Months Ended February 28, 2007 (Unaudited)	18.39	0.03	(e)	2.87	2.90	(0.16)	(3.59)	(3.75)
Year Ended August 31, 2006	19.79	0.32	(e)	3.82	4.14	(0.48)	(5.06)	(5.54)
Year Ended August 31, 2005	21.23	0.12	(e)	4.40	4.52	(0.51)	(5.45)	(5.96)
June 4, 2004 (d) through August 31, 2004	18.88	0.08	(e)	2.27	2.35	—	—	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Commencement of offering of class of shares.

(e)	Calculated based upon average shares outstanding.

(f)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

34   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$ 23.86	15.54%	$609	2.15%	(1.92)%	2.30%		40%
20.65	(8.43)	654	2.15	(1.85)	2.33		97
22.55	32.34	361	2.15	(1.89)	4.71		92
17.04	(11.30)	14	2.15	(1.95)	117.48	(f)	161

32.62	14.84	21,136	2.10	(1.20)	2.35		15
30.14	4.72	17,860	2.10	(0.98)	2.34		34
30.47	24.78	11,929	2.10	(1.40)	2.51		55
26.03	(4.76)	159	2.10	(1.12)	27.38	(f)	63

17.54	16.95	2,465	1.90	0.36	2.05		101
18.39	26.46	1,232	1.90	1.81	2.34		166
19.79	24.43	402	1.90	0.65	3.01		179
21.23	12.45	11	1.90	1.74	123.94	(f)	82

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   35

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

R Class

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Realty Income Fund
Six Months Ended February 28, 2007 (Unaudited)	$18.51	$0.12	(e)	$2.89	$3.01	$(0.21)	$(3.59)	$(3.80)
May 15, 2006 (d) through August 31, 2006	16.86	(0.06	)(e)	1.90	1.84	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Commencement of offering of class of shares.

(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

36   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$17.72	17.49%	$8,502	0.95%	1.29%	1.10%	101%
18.51	10.97	4,246	0.95	(1.24)	1.30	166

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Institutional Class

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Return of capital
Behavioral Growth Fund
Six Months Ended February 28, 2007 (Unaudited)	$21.41	$(0.13	)(d)	$3.56	$3.43	$—	$—	$—
Year Ended August 31, 2006	23.18	(0.26)		(1.51)	(1.77)	—	—	—
Year Ended August 31, 2005	17.37	(0.21	)(d)	6.02	5.81	—	—	—
Year Ended August 31, 2004	18.55	(0.22	)(d)	(0.96)	(1.18)	—	—	—
Year Ended August 31, 2003	12.21	(0.14	)(d)	6.48	6.34	—	—	—
Year Ended August 31, 2002	14.47	(0.16	)(d)	(2.10)	(2.26)	—	—	—

Behavioral Value Fund
Six Months Ended February 28, 2007 (Unaudited)	30.66	(0.08	)(d)	4.69	4.61	—	(1.94)	—
Year Ended August 31, 2006	30.75	(0.07)		1.71	1.64	—	(1.73)	—
Year Ended August 31, 2005	26.06	(0.21	)(d)	6.78	6.57	—	(1.88)	—
Year Ended August 31, 2004	22.80	(0.12)		4.04	3.92	—	(0.66)	—
Year Ended August 31, 2003	17.42	(0.12	)(d)	6.84	6.72	—	(1.34)	—
Year Ended August 31, 2002	21.06	(0.17	)(d)	(3.20)	(3.37)	—	(0.27)	—

Realty Income Fund
Six Months Ended February 28, 2007 (Unaudited)	18.51	0.11	(d)	2.89	3.00	(0.21)	(3.59)	—
Year Ended August 31, 2006	19.86	0.50	(d)	3.83	4.33	(0.62)	(5.06)	—
Year Ended August 31, 2005	21.22	0.40	(d)	4.30	4.70	(0.61)	(5.45)	—
Year Ended August 31, 2004	16.44	0.53	(d)	4.84	5.37	(0.55)	(0.04)	—
Year Ended August 31, 2003	15.33	0.49	(d)	1.65	2.14	(0.79)	(0.22)	(0.02)
Year Ended August 31, 2002	14.50	0.50	(d)	0.80	1.30	(0.41)	(0.06)	—

Small Cap Growth Fund
Six Months Ended February 28, 2007 (Unaudited)	10.11	(0.05	)(d)	1.10	1.05	—	(0.88)	—
Year Ended August 31, 2006	9.92	(0.09	)(d)	0.43	0.34	—	(0.15)	—
Year Ended August 31, 2005	8.67	(0.08	)(d)	1.64	1.56	—	(0.31)	—
Year Ended August 31, 2004	9.37	(0.08)		(0.51)	(0.59)	—	(0.11)	—
Year Ended August 31, 2003	6.05	(0.07	)(d)	3.39	3.32	—	—	—
Year Ended August 31, 2002	8.61	(0.09	)(d)	(2.44)	(2.53)	—	(0.03)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Calculated based upon average shares outstanding.

(e)	Includes a gain incurred resulting from an investment transaction error. This gain had no effect on total return.

(f)	The advisor and sub-advisor fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would have been 3.32%.

SEE NOTES TO FINANCIAL STATEMENTS.

38   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
				Ratios to average net assets (a)
Total distributions	Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—	$24.84	16.02%	$102,794	1.30%	(1.07)%	1.40%	40%
—	21.41	(7.64)	103,697	1.30	(0.99)	1.41	97
—	23.18	33.45	132,590	1.30	(1.03)	1.36	92
—	17.37	(6.36)	116,342	1.30	(1.14)	1.43	161
—	18.55	51.93	104,018	1.30	(0.97)	1.47	129
—	12.21	(15.62)	64,968	1.30	(1.16)	1.49	94

(1.94)	33.33	15.22	110,183	1.40	(0.48)	1.45	15
(1.73)	30.66	5.49	148,760	1.40	(0.21)	1.43	34
(1.88)	30.75	25.75	111,088	1.40	(0.73)	1.53	55
(0.66)	26.06	17.38	63,120	1.40	(0.56)	1.76	63
(1.34)	22.80	41.56	40,567	1.40	(0.65)	1.75	84
(0.27)	17.42	(16.16)	28,045	1.40	(0.84)	1.65	59

(3.80)	17.71	17.41	153,591	1.00	1.25	1.15	101
(5.68)	18.51	27.62	152,692	1.00	2.80	1.44	166
(6.06)	19.86	25.55	159,422	1.00	2.05	1.45	179
(0.59)	21.22	33.22	176,072	1.17	2.83	1.50	82
(1.03)	16.44	15.14	171,536	1.40	3.27	1.48	36
(0.47)	15.33	9.27	128,456	1.40	3.40	1.50	33

(0.88)	10.28	10.29 (e)	276,126	1.20	(1.04)	1.25	55
(0.15)	10.11	3.42 (f)	293,078	1.20	(0.89)	1.24	97
(0.31)	9.92	17.95	288,097	1.20	(0.84)	1.29	80
(0.11)	8.67	(6.42)	179,317	1.20	(0.98)	1.38	58
—	9.37	54.88	122,535	1.20	(1.08)	1.44	79
(0.03)	6.05	(29.50)	40,418	1.20	(1.14)	1.54	133

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Investor Class

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Behavioral Growth Fund
Six Months Ended February 28, 2007 (Unaudited)	$20.89	$(0.16	)(d)	$3.47	$3.31	$—	$—	$—
Year Ended August 31, 2006	22.69	(0.31)		(1.49)	(1.80)	—	—	—
Year Ended August 31, 2005	17.06	(0.27	)(d)	5.90	5.63	—	—	—
Year Ended August 31, 2004	18.27	(0.28	)(d)	(0.93)	(1.21)	—	—	—
Year Ended August 31, 2003	12.07	(0.18	)(d)	6.38	6.20	—	—	—
Year Ended August 31, 2002	14.32	(0.21	)(d)	(2.04)	(2.25)	—	—	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

40   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$24.20	15.84%	$10,137	1.64%	(1.41)%	1.65%	40%
20.89	(7.93)	10,803	1.62	(1.31)	1.67	97
22.69	33.00	12,023	1.61	(1.34)	1.65	92
17.06	(6.62)	10,354	1.65	(1.48)	1.84	161
18.27	51.37	10,230	1.65	(1.32)	1.82	129
12.07	(15.71)	6,301	1.65	(1.51)	1.84	94

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   41

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (Unaudited)

1. Organization

Undiscovered Managers Funds (the “Trust”) was organized on September 29, 1997, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 4 separate funds of the Trust (collectively, the “Funds”) covered by this report:

Classes offered
Undiscovered Managers Behavioral Growth Fund	Class A, Class B, Class C, Institutional Class and Investor Class
Undiscovered Managers Behavioral Value Fund	Class A, Class B, Class C and Institutional Class
JPMorgan Realty Income Fund	Class A, Class B, Class C, R Class and Institutional Class
Undiscovered Managers Small Cap Growth Fund	Class A and Institutional Class

Effective May 26, 2006, the Small Cap Growth Fund has been publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in its prospectus.

Class R shares commenced operations on May 15, 2006, for the Realty Income Fund.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge. Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the R Class, Institutional Class and Investor Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to contingent deferred sales charges as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities (other than short-term investments maturing in 61 days or less) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in 61 days or less are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing on a daily basis except for North American, Central American, South American and Caribbean equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B.  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising

42   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

C.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

D.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

F.  Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

G.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid annually, except for the Realty Income Fund, which are declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

H.  New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for financial statements in the first fiscal period beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management continues to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   43

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (Unaudited) (continued)

services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Investment Advisory Fee
Behavioral Growth Fund	0.95%
Behavioral Value Fund	1.05
Realty Income Fund	0.75
Small Cap Growth Fund	0.95

Sub-advisory agreements exist between the Advisor and the following sub-advisors:

Sub-Advisors
Behavioral Growth Fund	Fuller & Thaler Asset Management, Inc.
Behavioral Value Fund	Fuller & Thaler Asset Management, Inc.
Small Cap Growth Fund	Mazama Capital Management, Inc.

Each sub-advisor receives a portion of the fees payable to the Advisor.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or their affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

The amount of these waivers/reimbursements resulting from investments in the money market funds for the period ended are as follows (amounts in thousands):

Six Months Ended 2/28/2007
Behavioral Growth Fund	$2
Behavioral Value Fund	5
Realty Income Fund	3
Small Cap Growth Fund	3

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Investor Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Investor Class
Behavioral Growth Fund	0.25%	0.75%	0.75%	0.35%
Behavioral Value Fund	0.25	0.75	0.75	n/a
Realty Income Fund	0.25	0.75	0.75	n/a
Small Cap Growth Fund	0.25	n/a	n/a	n/a

44   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charges (“CDSC”) from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2007, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Behavioral Growth Fund	$2		$1
Behavioral Value Fund	5		6
Realty Income Fund	9		3
Small Cap Growth Fund	—	(a)	—

(a)	Amount rounds to less than $1,000.

D.  Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	R Class	Institutional Class
Behavioral Growth Fund	0.25%	0.25%	0.25%	n/a	0.10%
Behavioral Value Fund	0.25	0.25	0.25	n/a	0.10
Realty Income Fund	0.25	0.25	0.25	0.05%	0.10
Small Cap Growth Fund	0.25	n/a	n/a	n/a	0.10

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees and/or reimbursed expenses as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”) provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F.  Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total operating expenses (excluding acquired fund fees and expenses, dividend expense on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	R Class	Institutional Class	Investor Class
Behavioral Growth Fund	1.65%	2.15%	2.15%	n/a	1.30%	1.65%
Behavioral Value Fund	1.60	2.10	2.10	n/a	1.40	n/a
Realty Income Fund	1.40	1.90	1.90	0.95%	1.00	n/a
Small Cap Growth Fund	1.60	n/a	n/a	n/a	1.20	n/a

The contractual expense limitation agreements were in effect for the six months ended February 28, 2007. The expense limitation percentages in the table above are in place until at least December 31, 2007.

For the six months ended February 28, 2007, the Funds’ service providers waived fees and contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Behavioral Growth Fund	$—	$5	$50	$55
Behavioral Value Fund	40	—	62	102
Realty Income Fund	110	19	—	129
Small Cap Growth Fund	—	66	—	66

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   45

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (Unaudited) (continued)

G.  Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator, the Sub-Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Officers’ fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended February 28, 2007, Small Cap Growth Fund incurred approximately $103,000 as brokerage commissions with broker/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

During the year ended August 31, 2006, Mazama Capital Management Inc. (“Mazama”), sub-advisor to the Small Cap Growth Fund, informed J.P. Morgan Investment Management Inc. that Mazama had purchased certain securities through JPMorgan Securities Inc. (“JPMSI”), which did not comply with Section 10(f) and Rule 10(f)-3 of the Investment Company Act. During the year ended August 31, 2006, Mazama and JPMSI made payments to the Fund approximately in the amount of $106,000 related to these transactions.

During the six months ended February 28, 2007, Mazama, sub-advisor to the Small Cap Growth Fund, purchased a security which did not comply with the Fund’s investment policies. As a result of the sale of this security, the Fund realized a gain of approximately $16,000.

4. Investment Transactions

During the six months ended February 28, 2007, purchases and sales of investments (excluding short-term investments and in-kind transactions) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Behavioral Growth Fund	$46,705	$61,253
Behavioral Value Fund	26,572	32,440
Realty Income Fund	171,211	187,699
Small Cap Growth Fund	159,216	202,988

During the six months ended February 28, 2007, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2007, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Behavioral Growth Fund	$88,327	$30,410	$1,197	$29,213
Behavioral Value Fund	149,344	32,925	7,362	25,563
Realty Income Fund	145,720	36,154	970	35,184
Small Cap Growth Fund	242,584	46,759	12,873	33,886

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

46   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

The Funds do not have outstanding borrowings from another fund or from the unsecured uncommitted credit facility as of February 28, 2007. The average borrowings from the Facility for the six months ended February 28, 2007, were as follows (amounts in thousands):

	Average Borrowings	Number of Days Used	Interest Paid
Realty Income Fund	$1,637	6	$1
Small Cap Growth Fund	885	2	—(a)

(a)  Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured uncommitted credit facility is included in Interest expense in the Statement of Operations.

7. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

Realty Income Fund invests primarily in shares of REITs. While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership of real estate. These risks may include, but are not limited to, price movement as a result of interest rate fluctuations, general and local economic conditions, and heavy cash flow dependency, in addition to securities market risks.

All of the Funds may invest in companies with relatively small market capitalizations. Several of the Funds will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

8. Transfers-In-Kind

On October 12, 2006, certain shareholders of the Behavioral Value Fund redeemed shares and the Behavioral Value Fund paid the redemption proceeds primarily by means of redemption in-kind of the Behavioral Value Fund’s portfolio securities. Cash and portfolio securities were transferred at a market value of approximately $53,000, which was 24.9% of the net assets of the Behavioral Value Fund, which resulted in gains of approximately $13,000 for book purposes.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   47

TRUSTEES
(Unaudited)

The names of the Trustees of the Trust, together with information regarding their year of birth, the year each Trustee became a Board member of the Trust, the year each Trustee first became a Board member of any of the heritage JPMorgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	131	None.
Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	131	None.
John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	131	Director, Cardinal Health, Inc (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	131
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	131	None.
Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	131	None.
Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	131	Trustee, Mather LifeWays (1994–present); Trustee, Carleton College (2003–present).

48   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	131	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	131	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	131	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	131	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	131	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	131
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (131 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   49

OFFICERS
(Unaudited)

The Trust’s executive officers (listed below) generally are employees of the Advisor or one of its affiliates. The officers conduct and supervise the business operations of the Trust. The officers hold office until a successor has been elected and duly qualified. The Trust has no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trust and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liason, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.
Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

50   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   51

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2006, and continued to hold your shares at the end of the reporting period, February 28, 2007.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During Period September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Behavioral Growth Fund
Class A
Actual	$1,000.00	$1,158.00	$8.83	1.65%
Hypothetical	1,000.00	1,016.61	8.25	1.65
Class B
Actual	1,000.00	1,155.40	11.49	2.15
Hypothetical	1,000.00	1,014.13	10.74	2.15
Class C
Actual	1,000.00	1,155.40	11.49	2.15
Hypothetical	1,000.00	1,014.13	10.74	2.15
Institutional Class
Actual	1,000.00	1,160.20	6.96	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Investor Class
Actual	1,000.00	1,158.40	8.78	1.64
Hypothetical	1,000.00	1,016.66	8.20	1.64

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

52   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2007

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Behavioral Value Fund
Class A
Actual	$1,000.00	$1,150.90	$8.53	1.60%
Hypothetical	1,000.00	1,016.86	8.00	1.60
Class B
Actual	1,000.00	1,148.00	11.18	2.10
Hypothetical	1,000.00	1,014.38	10.49	2.10
Class C
Actual	1,000.00	1,148.40	11.19	2.10
Hypothetical	1,000.00	1,014.38	10.49	2.10
Institutional Class
Actual	1,000.00	1,152.20	7.47	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40

Realty Income Fund
Class A
Actual	1,000.00	1,172.20	7.54	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class B
Actual	1,000.00	1,169.40	10.22	1.90
Hypothetical	1,000.00	1,015.37	9.49	1.90
Class C
Actual	1,000.00	1,169.50	10.22	1.90
Hypothetical	1,000.00	1,015.37	9.49	1.90
R Class
Actual	1,000.00	1,174.90	5.12	0.95
Hypothetical	1,000.00	1,020.08	4.76	0.95
Institutional Class
Actual	1,000.00	1,174.10	5.39	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00

Small Cap Growth Fund
Class A
Actual	1,000.00	1,100.70	8.33	1.60
Hypothetical	1,000.00	1,016.86	8.00	1.60
Institutional Class
Actual	1,000.00	1,102.90	6.26	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2007        UNDISCOVERED MANAGERS FUNDS   53

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by each Fund to the Advisor. A copy of the Funds’ voting record for the 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. February 2007.	SAN-UM-207

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

May 09, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

May 09, 2007

By:	/s/____________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 09, 2007